Simplify China A Shares PLUS Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 106.2%
U.S. Treasury Bill, 4.31%, 4/10/2025 (a) ....................................... $ 5,020,000 $ 5,014,676
U.S. Treasury Bill, 4.29%, 7/8/2025 (a)(b) ...................................... 5,250,000 5,190,189
Total U.S. Treasury Bills (Cost $10,204,931) ........................................ 10,204,865
Number of
Contracts Notional Amount
Purchased Options – 1.2%
Calls – Exchange-Traded – 0.5%
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25 ............... 31 17,980,000 11,160
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25 ............... 4 2,400,000 40
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25 ............... 9 5,535,000 157
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25 ............... 10 6,230,000 125
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25 ............... 16 9,280,000 34,400
45,882
Puts – Exchange-Traded – 0.7%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25 .............. 21 399,000 515
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25 .............. 42 840,000 1,680
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25 .............. 20 460,000 5,930
Nasdaq 100 Index, April Strike Price $17,500, Expires 4/04/25 ............ 1 1,750,000 550
Nasdaq 100 Index, April Strike Price $18,100, Expires 4/04/25 ............ 1 1,810,000 2,410
Nasdaq 100 Index, April Strike Price $18,200, Expires 4/09/25 ............ 1 1,820,000 6,580
Nasdaq 100 Index, April Strike Price $17,700, Expires 4/11/25 ............ 1 1,770,000 4,180
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25 ............ 11 2,024,000 220
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25 ............ 10 1,835,000 950
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25 ............ 10 1,885,000 2,450
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25 ............... 59 31,417,500 10,620
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25 ............... 28 15,120,000 10,920
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25 ............... 4 2,060,000 860
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25 ............... 4 2,100,000 1,400
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25 ............... 22 11,660,000 11,000
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25 ............... 3 1,575,000 2,385
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25 ............... 4 2,070,000 3,220
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25 ............. 105 2,730,000 210
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25 ............. 86 2,201,600 301
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25 ............. 113 2,938,000 904
67,285
Total Purchased Options (Cost $152,745) ............................................ 113,167
Total Investments – 107.4%
(Cost $10,357,676) ............................................................ $ 10,318,032
Liabilities in Excess of Other Assets – (7.4)% ......................................... (714,079)
Net Assets – 100.0% ............................................................ $ 9,603,953

Simplify China A Shares PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Value
Number of
Contracts Notional Amount
Written Options – (2.3)%
Puts – Exchange-Traded – (2.3)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (21) $ (504,000) $ (3,686)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (42) (1,050,000) (10,920)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (20) (560,000) (28,850)
Nasdaq 100 Index, April Strike Price $18,500, Expires 4/04/25 ............ (1) (1,850,000) (6,560)
Nasdaq 100 Index, April Strike Price $19,150, Expires 4/04/25 ............ (1) (1,915,000) (23,530)
Nasdaq 100 Index, April Strike Price $19,200, Expires 4/09/25 ............ (1) (1,920,000) (31,285)
Nasdaq 100 Index, April Strike Price $18,700, Expires 4/11/25 ............ (1) (1,870,000) (18,395)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (11) (2,178,000) (10,120)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (10) (1,935,000) (7,250)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (10) (1,985,000) (19,950)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (59) (31,122,500) (7,670)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (28) (14,840,000) (4,270)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (22) (11,440,000) (5,830)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (4) (2,150,000) (3,840)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (4) (2,190,000) (9,460)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (3) (1,657,500) (14,385)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (4) (2,170,000) (12,740)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (105) (2,835,000) (420)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (86) (2,304,800) (731)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (113) (3,039,700) (1,921)
(221,813)
Total Written Options (Premiums Received $136,969) ................................... $ (221,813)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $5,041,809 have been pledged as collateral for options and swaps as of March 31,
2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 106.2%
Purchased Options ............................................................................ 1.2%
Total Investments ............................................................................. 107.4%
Liabilities in Excess of Other Assets ............................................................... (7.4)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

Simplify China A Shares PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
,
At March 31, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
CSI 1000 Net Total Return Index 7/15/2025 (5.09)% (SOFR- 9.50%)(c) BOFA 2,192,472 $ (124,668)
CSI 2000 Net Total Return Index 7/15/2025
(8.59)% (SOFR- 13.00%)
(c) BOFA 2,818,652 (195,770)
CSI 300 Net Return Index 7/15/2025 0.91% (SOFR- 3.50%)(c) BOFA 3,583,107 (112,601)
CSI 500 Net Total Return Index 7/15/2025 (3.79)% (SOFR- 8.20%)(c) BOFA 2,115,766 (91,403)
$ (524,442)
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BOFA : Bank of America